STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

July 31, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:       Strategic Funds, Inc.

(Registration Nos:  2-88816 and 811-03940)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 92 ("Amendment No. 92") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in respect of Dreyfus Select Managers Small Cap Growth Fund, a series of the Fund (the "Series"), in order to change the definition of "small cap companies" for purposes of the Series' policy with respect to the investment of 80% of the Series' net assets from companies with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase to companies with market capitalizations between $50 million and $10 billion.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 92 in order to file the consent of the Fund's independent registered public accounting firm and to respond to any comments of the staff of the Securities and Exchange Commission on Amendment No. 92.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6141, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes

cc:        David Stephens

July 31, 2013

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention:  Karen L. Rossotto

Re:       Strategic Funds, Inc.
(Registration Nos:  2-88816 and 811-03940)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Strategic Funds, Inc., acknowledges the following:

•         the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•         Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•         the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

STRATEGIC FundS, INC.

By:   /s/ Jeff Prusnofsky

       Jeff Prusnofsky

       Vice President